Fair Value, Investments in Entities That Calculate Net Asset Value Per Share (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	$ 1,869	$ 1,271
Unfunded commitments	330	216
Offshore Funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	308	379
Unfunded commitments	0	0
Redemption frequency	Daily - Quarterly	Daily - Annually
Redemption notice period	1 - 180 days	1 - 180 days
Funds of funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	0	1
Unfunded commitments	0	0
Redemption frequency	N/A	Quarterly
Redemption notice period	N/A	90 days
Hedge funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	2	2
Unfunded commitments	0	0
Redemption frequency	Monthly - Semi Annually	Daily - Annually
Redemption notice period	5 - 95 days	5 - 95 days
Private equity [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	1,496	807
Unfunded commitments	316	195
Redemption frequency	N/A	N/A
Redemption notice period	N/A	N/A
Venture capital funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	63	82
Unfunded commitments	$ 14	$ 21
Redemption frequency	N/A	N/A
Redemption notice period	N/A	N/A